Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 4,937	$ 3,693
Accounts receivable (net of allowance for doubtful accounts of $254 and $251)	8,743	9,602
Allowance for doubtful accounts	254	251
Contract with Customer, Asset, Net, Current	4,462	3,666
Inventory, net	9,047	8,081
Total assets related to discontinued operations	31,823	30,740
Other assets, current	2,565	1,896
Total Current Assets	61,577	57,678
Customer financing assets	3,463	3,010
Future income tax benefits	884	999
Fixed assets, net	10,322	9,906
Operating Lease, Right-of-Use Asset	1,252	0
Goodwill	36,609	36,590
Intangible assets, net	24,473	24,642
Other assets	1,035	1,386
Total Assets	139,615	134,211
Liabilities and Equity
Short-term borrowings	2,293	1,428
Accounts payable	7,816	7,859
Accrued liabilities	9,770	9,395
Contract with Customer, Liability, Current	9,014	7,818
Total liabilities related to discontinued operations	14,443	12,628
Long-term debt currently due	3,258	2,722
Total Current Liabilities	46,594	41,850
Long-term debt	37,701	41,041
Future pension and postretirement benefit obligations	2,487	3,050
Operating Lease, Liability, Noncurrent	1,093	0
Other long-term liabilities	7,414	7,551
Total Liabilities	95,289	93,492
Redeemable noncontrolling interest	95	109
Capital Stock:
Preferred Stock, $1 par value; 250,000 shares authorized; None issued or outstanding	$ 0	0
Preferred Stock, par value	$ 1
Preferred Stock. shares authorized	250,000
Common Stock, $1 par value; 4,000,000 shares authorized; 1,450,845 and 1,446,961 shares issued	$ 23,019	$ 22,514
Common Stock, par value	$ 1
Common Stock, shares authorized	4,000,000
Common Stock, Shares, Issued	1,450,845	1,446,961
Treasury Stock— 586,479 and 585,479 common shares at average cost	$ 32,626	$ 32,482
Treasury Stock, shares	586,479	585,479
Retained earnings	$ 61,594	$ 57,823
Unearned ESOP shares	64	76
Total Accumulated other comprehensive loss	(10,149)	(9,333)
Total Shareowners' Equity	41,774	38,446
Noncontrolling interest	2,457	2,164
Total Equity	44,231	40,610
Total Liabilities and Equity	$ 139,615	$ 134,211